LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The long-term debt is presented as follows:

	December 31,
	2025	2024
	(in thousands)
Loans	$20,018	$10,651
Leases	6,376	7,100
Total outstanding debt	26,394	17,751
Less current portion	(8,766)	(4,635)
Total long-term debt	$17,628	$13,116

SCHEDULE OF MATURITIES OF OUTSTANDING DEBT

The scheduled maturities of outstanding debt as of December 31, 2025 are as follows:

(in thousands)
2026	8,766
2027	5,646
2028	4,608
2029	2,351
2030	1,303
Thereafter	3,720
Total outstanding debt	$26,394